LOAN FROM SHAREHOLDER: Narrative (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Mar. 31, 2020	Dec. 31, 2023	Aug. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loan amount		$ 5.0			$ 2.3
Loan term		30 months
Shareholder
Disclosure of detailed information about borrowings [line items]
Loan amount			$ 5.0
Loan term			36 months
Proceeds from life insurance	$ 5.4
Shareholder | Mr. Yoel Gat [Member]
Disclosure of detailed information about borrowings [line items]
Amount of insurance policy taken as guarantee				$ 5.0